Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompanying unaudited interim condensed consolidat
e
d financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2020. Accordingly, these unaudited interim condensed consolidated financial statements do not include all information and footnotes required by U.S. GAAP for annual financial statements.
In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the nine months ended September 30, 2021 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2021. The consolidated balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2020.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts for accounts receivable, fair value of short-term investment, useful lives of property, equipment and intangible assets, incremental borrowing rate (“IBR”) applied in lease liabilities, impairment of long-lived assets, goodwill and long-term investments, purchase price allocation and fair value of contingent consideration with respect to business combinations, valuation allowance for deferred tax assets, the grant date fair value of share-based payment awards and fair value of intangible assets acquired associated with non-monetary
transactions. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Convenience translation
Convenience translation
Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.4434 on September 30, 2021 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value measurements
Fair value measurements
Financial instruments of the Company primarily include cash, short-term investments, accounts receivable, other receivables, accounts payable and accrued liabilities, other receivables, amounts due from and due to related parties, long-term investments, deposits, equity consideration payable, contingent consideration payable, short-term debt, long-term debt and redeemable convertible preferred shares. The Company applies ASC 820,
Fair Value Measurements and Disclosures
(‘‘ASC 820’’), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The short-term investments are measured at fair value. The redeemable convertible preferred shares were initially recorded at fair value as of the issuance date. Equity method investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The carrying amounts of the remaining financial instruments, except for long-term debt and deposits, approximate their fair values because of their short-term maturities.
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level
1-Observable
inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
2-Include
other inputs that are directly or indirectly observable in the marketplace.
Level
3-Unobservable
inputs which are supported by little or no market activity.
The Company’s financial assets and liabilities measured at fair value are summarized below:

		Fair value measurement or disclosure at September 30, 2021 using
	Total fair value at September 30, 2021	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses) for the nine months ended September 30, 2021
	(Unaudited) RMB	(Unaudited) RMB	(Unaudited) RMB	(Unaudited) RMB	(Unaudited) RMB
Assets
Short-term investments, commercial bank deposits - recurring	36,820	—	36,820	—	—
Short-term investments, alternative investment fund (1)	160,774	—	—	—	(2,572)

Total	197,594	—	36,820	—	(2,572)

Liabilities
Payables for contingent consideration	19,252	—	—	19,252	—

Total	19,252	—	—	19,252	—

		Fair value measurement or disclosure at December 31, 2020 using
	Total fair value at December 31, 2020	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses) for the nine months ended September 30, 2020
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, commercial bank deposits - recurring	36,197	—	36,197	—	—
Short-term investments, alternative investment fund (1)	165,381	—	—	—	26,467

Total	201,578	—	36,197	—	26,467

Liabilities
Purchase consideration payables	19,252	—	—	19,252	—

Total	19,252	—	—	19,252	—

(1)
Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.

The Company did not transfer any assets or liabilities in or out of Level 3 during the nine months ended September 30, 2020 and 2021, respectively.